Shareholders' Equity and Comprehensive Income Shareholders' Equity and Comprehensive Income (Narrative) (Details)							3 Months Ended
	Mar. 05, 2014 installment $ / shares	Feb. 19, 2014 $ / shares	Nov. 14, 2013 $ / shares	Aug. 21, 2013 $ / shares	May. 22, 2013 $ / shares	Mar. 06, 2013 installment $ / shares	Mar. 27, 2015 USD ($)	Sep. 25, 2015 USD ($) $ / shares shares	Sep. 25, 2015 EUR (€) € / shares shares	Sep. 03, 2015 $ / shares	Jun. 04, 2015 $ / shares	Mar. 04, 2015 $ / shares	Sep. 26, 2014 CHF (SFr) SFr / shares shares	Jun. 27, 2014 USD ($)	Mar. 29, 2013 USD ($)
Class of Stock
Quarterly Dividend Per Share Approved for Ordinary Shares | $ / shares										$ 0.205	$ 0.205	$ 0.205
Dividends | $							$ 86,000,000
Annual Dividend Per Share Approved Common Stock | $ / shares	$ 0.72					$ 0.64
Number of Quarterly Installments of Dividend Payable | installment	4					4
Common Stock, Dividends Installment Amount, Per Share | $ / shares	$ 0.18	$ 0.16	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Dividends payable | $														$ 332,000,000	$ 296,000,000
Authorized Share Capital, Common and Preferred | $								$ 11,000,000
Common shares - shares authorized | shares								1,000,000,000	1,000,000,000				825,222,070
Common shares - par value | (per share)								$ 0.01					SFr 0.5
Preferrence shares - shares authorized | shares								100,000,000	100,000,000
Preferrence shares, par value | $ / shares								$ 0.01
Ordinary A, Share Capital Authorized | €									€ 40,000
Ordinary A, Shares Authorized | shares								40,000	40,000
Ordinary A, Par or Stated Value per Share | € / shares									€ 1.00
Share capital, in CHF | SFr													SFr 243,181,525
Registered common shares | shares													486,363,050
Registered common shares, par value (in CHF per share) | SFr / shares													SFr 0.50